Credit Quality - Schedule of Nonaccrual Loans, Segregated by Class of Loans and Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Nonaccruals	$ 30,919	$ 30,871
With No Related Allowance for Credit Losses	30,919	29,042
Other Commercial [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	664	2,392
With No Related Allowance for Credit Losses	664	2,392
Residential Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	5,892	10,393
With No Related Allowance for Credit Losses	5,892	8,564
Owner-Occupied [Member] | Commercial Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	6,225	8,345
With No Related Allowance for Credit Losses	6,225	8,345
Nonowner-Occupied [Member] | Commercial Real Estate [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	10,686	8,916
With No Related Allowance for Credit Losses	10,686	8,916
Construction [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	6,423	475
With No Related Allowance for Credit Losses	6,423	475
Bankcard [Member] | Consumer [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	0	0
With No Related Allowance for Credit Losses	0	0
Other Consumer [Member] | Consumer [Member]
Financing Receivable, Past Due [Line Items]
Nonaccruals	1,029	350
With No Related Allowance for Credit Losses	$ 1,029	$ 350